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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21189

Registrant Name: PIMCO New York Municipal Income Fund III

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna — 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: September 30, 2007

Date of Reporting Period: December 31, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments

PIMCO New York Municipal Income Fund III
Schedule of Investments
December 31, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
NEW YORK MUNICIPAL BONDS & NOTES–87.4%
$ 2,800	East Rochester Housing Auth. Rev., St. Mary’s Residence Project, 5.375%, 12/20/22 (GNMA)	NR/AAA	$3,049,872
1,400	Woodland Project, 5.50%, 8/1/33	NR/NR	1,432,452
1,300	Erie Cnty. Industrial Dev. Agcy., Orchard Park Rev., 6.00%, 11/15/36	NR/NR	1,381,432
1,000	Hudson Yards Infrastructure Corp. Rev., 4.50%, 2/15/47, Ser A. (MBIA)	Aaa/AAA	1,000,760
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
807	5.25%, 10/1/35 (h)	Aa3/AA−	933,834
1,060	5.25%, 10/1/35	Aa3/AA−	1,227,099
1,000	Long Island Power Auth., Electric System Rev., 5.00%, 9/1/27, Ser. C	A3/A−	1,047,180
	Metropolitan Transportation Auth. Rev.,
5,000	5.00%, 11/15/31, Ser. F (MBIA)	Aaa/AAA	5,245,500
6,220	5.00%, 11/15/32, Ser. A (FGIC) (h)	Aaa/AAA	6,547,856
1,000	Monroe Tobacco Asset Securitization Corp., Tobacco Settlement Rev., 6.375%, 6/1/35, (Pre-refunded @ $101, 6/1/10) (a)	Aaa/AAA	1,096,400
2,190	Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128 (h)	Aa1/NR	2,255,196
2,000	Nassau Cnty. Tobacco Settlement Corp., Rev., 6.60%, 7/15/39, (Pre-refunded @ $101, 7/15/09) (a)	Aaa/BBB−	2,161,620
	New York City, GO,
7,195	5.00%, 3/1/33, Ser. I	A1/AA−	7,484,311
555	5.375%, 3/1/27	AA−/A1	597,513
1,195	5.375%, 3/1/27, (Pre-refunded @ $100, 3/1/13) (a)	AA−/A1	1,309,780
5,000	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 5.00%, 6/15/32, Ser. A	Aa2/AA+	5,174,950
3,000	New York City Trust for Cultural Res. Rev., 5.00%, 2/1/34 (FGIC) (h)	NR/NR	3,170,237
2,995	New York Cntys. Tobacco Settlement Trust Rev., 5.625%, 6/1/35	Ba1/BBB	3,115,668
1,000	Niagara Falls Public Water Auth., Water & Sewer System Rev., 5.00%, 7/15/34, Ser. A (MBIA)	Aaa/AAA	1,052,850
1,855	Sachem Central School Dist. Of Holbrook, GO, 5.00%, 6/15/30 (MBIA)	Aaa/AAA	2,000,988
	State Dormitory Auth. Rev.,
1,400	Catholic Health of Long Island, 5.10%, 7/1/34	Baa1/BBB	1,447,516
2,250	Jewish Board Family & Children, 5.00%, 7/1/33 (AMBAC)	Aaa/AAA	2,373,570
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/AAA	2,087,260
3,250	Lenox Hill Hospital Obligation Group, 5.50%, 7/1/30	Ba2/NR	3,411,395
	Long Island Univ., Ser. A (Radian),
2,040	5.00%, 9/1/23	Ba2/AA	2,122,355
4,000	5.00%, 9/1/32	Ba2/AA	4,165,600
3,000	Lutheran Medical Hospital, 5.00%, 8/1/31 (FHA-MBIA)	Aaa/AAA	3,143,790
	Mount St. Mary College (Radian),
2,000	5.00%, 7/1/27	NR/AA	2,101,680
2,000	5.00%, 7/1/32	NR/AA	2,093,560

PIMCO New York Municipal Income Fund III
Schedule of Investments
December 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$ 1,000	New York Univ., 5.00%, 7/1/31, Ser. 2 (AMBAC)	Aaa/AAA	$ 1,040,740
6,150	North General Hospital, 5.00%, 2/15/25	NR/AA−	6,415,988
1,000	North Shore L.I. Jewish Group, 5.50%, 5/1/33	A3/NR	1,070,920
1,000	NY & Presbyterian Hospital Rev., 4.75%, 8/1/27 (AMBAC-FHA)	Aaa/AAA	1,013,950
7,000	Rockefeller Univ., 5.00%, 7/1/32, Ser. A-1 (h)	Aaa/AAA	7,366,694
3,740	Saint Barnabas Hospital, 5.00%, 2/1/31, Ser. A (AMBAC-FHA)	Aaa/AAA	3,906,131
1,000	School Dist. Financing, 5.00%, 10/1/30, Ser. D (MBIA)	Aaa/AAA	1,052,880
1,250	Skidmore College, 5.00%, 7/1/28 (FGIC)	Aaa/NR	1,331,888
2,500	Sloan-Kettering Center Memorial, 5.00%, 7/1/34, Ser. 1	Aa2/AA	2,606,825
3,600	State Personal Income Tax, 5.00%, 3/15/32, (Pre-refunded @ $100, 3/15/13) (a)	Aa3/AAA	3,873,384
1,250	Student Housing Corp., 5.125%, 7/1/34 (FGIC)	Aaa/AAA	1,342,762
1,500	Teachers College, 5.00%, 7/1/32 (MBIA)	Aaa/NR	1,575,555
2,500	Winthrop-Nassau Univ., 5.75%, 7/1/28	Baa1/NR	2,699,025
620	Winthrop Univ., Hospital Assoc., 5.50%, 7/1/32, Ser. A	Baa1/NR	657,070
2,000	Yeshiva Univ., 5.125%, 7/1/34 (AMBAC)	Aaa/NR	2,148,420
	State Environmental Facs. Corp. Rev. (h),
4,746	4.75%, 7/15/28	NR/AAA	4,932,522
8,381	4.75%, 7/15/33	NR/AAA	8,690,259
7,375	State Housing Finance Agcy. State Personal Income Tax Rev., 5.00%, 3/15/33, Ser. A, (Pre-refunded @ $100, 3/15/13) (a)(h)	NR/NR	7,934,482
1,900	State Urban Dev. Corp. Personal Income Tax Rev., 5.00%, 3/15/33, Ser. C-1, (Pre-refunded @ $100, 3/15/13) (a)	Aa3/AAA	2,044,286
2,000	Triborough Bridge & Tunnel Auth. Rev., 5.00%, 11/15/32 (MBIA) (h)	Aaa/AAA	2,106,740
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Facs. Rev., Glens Falls Hospital, 5.00%, 12/1/35, Ser. A (FSA)	Aaa/AAA	2,103,580
1,250	Westchester Cnty. Industrial Dev. Agcy. Continuing Care Retirement Rev., Kendal on Hudson, 6.50%, 1/1/34	NR/NR	1,343,375

	Total New York Municipal Bonds & Notes (cost–$133,569,671)		141,489,700
OTHER MUNICIPAL BONDS & NOTES–9.5%
	California–4.0%
5,560	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev., 6.75%, 6/1/39, Ser. 2003-A-1	Baa3/BBB	6,375,985
	District of Columbia–0.1%
175	Tobacco Settlement Financing Corp. Rev., 6.50%, 5/15/33	Baa3/BBB	209,428
	Puerto Rico–4.7%
	Children’s Trust Fund, Tobacco Settlement Rev.,
1,700	5.50%, 5/15/39	Baa3/BBB	1,782,586
580	5.625%, 5/15/43	Baa3/BBB	611,604
1,000	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/BBB+	1,055,570
4,000	Public Building Auth. Rev., Gov’t Facs., 5.00%, 7/1/36, Ser. I (GTD)	Baa3/BBB	4,162,120
			7,611,880

PIMCO New York Municipal Income Fund III
Schedule of Investments
December 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Rhode Island–0.3%
$ 500	Tobacco Settlement Financing Corp. Rev., 6.125%, 6/1/32, Ser. A	Baa3/BBB	$ 535,380
	South Carolina–0.3%
370	Tobacco Settlement Rev., Management Auth. Rev., 6.375%, 5/15/30, Ser. B	Baa3/BBB	431,154
	Washington–0.1%
135	Tobacco Settlement Auth., Tobacco Settlement Rev., 6.625%, 6/1/32	Baa3/BBB	149,780

	Total Other Municipal Bonds & Notes (cost–$12,666,310)		15,313,607
NEW YORK VARIABLE RATE NOTES (b)(c)(e)–1.7%
112	Mortgage Agcy. Rev., 7.18%, 10/1/27, Ser. 1199	Aa1/NR	128,658
400	New York City Trust for Cultural Res. Rev., 8.41%, 2/1/34, Ser. 950 (FGIC) (b)	Aaa/NR	513,203
	State Environmental Facs. Corp., State Clean Water & Drinking Rev.,
330	4.391%, 7/15/27	NR/AAA	394,571
115	4.391%, 7/15/28	NR/AAA	139,053
700	State Urban Dev. Corp. Rev., 8.697%, 3/15/35	NR/AAA	902,230
500	Triborough Bridge & Tunnel Auth. Rev., 7.55%, 11/15/32, Ser. 912 (MBIA)	NR/NR	606,740

	Total New York Variable Rate Notes (cost–$2,248,460)		2,684,455
NEW YORK VARIABLE RATE DEMAND NOTES(c)(d)–1.1%
800	New York City, GO, 3.88%, 1/5/07, Ser. B	VMIG1/A-1+	800,000
1,000	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 3.92%, 1/5/07, Ser. C	VMIG1/A-1+	1,000,000

	Total New York Variable Rate Demand Notes (cost–$1,800,000)		1,800,000
	U.S. TREASURY BILLS (f)–0.3%
505	4.80%-4.91%, 3/1/07-3/15/07 (cost–$500,190)		500,190
	Total Investments before options written (cost–$150,784,631)–100.0%		161,787,952
OPTIONS WRITTEN (g)–(0.0)%
Contracts
	Call Options–(0.0)%
50	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade, strike price $110, expires 2/23/07 (premiums received–$20,931)		(3,906)
	Total Investments net of options written (cost–$150,763,700)–100.0%		$161,784,046

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(a) Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date).
(b) 144A Security – Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Variable Rate Notes – instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2006.
(d) Maturity date shown is date of next put.
(e) Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(f) All or partial amount segregated as collateral for futures contracts and/or written options.
(g) Non-income producing.
(h) Residual Interest Bonds held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
Glossary:
AMBAC – insured by American Municipal Bond Assurance Corp.
FGIC – insured by Financial Guaranty Insurance Co.
FHA – insured by Federal Housing Administration
FSA – insured by Financial Security Assurance, Inc.
GNMA – insured by Government National Mortgage Association
GO – General Obligation Bond
GTD – Guaranteed
MBIA – insured by Municipal Bond Investors Assurance
NR – Not Rated
Radian – insured by Radian Guaranty, Inc.

Other Investments:

(1) Futures contracts outstanding at December 31, 2006:

Type	Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: U.S. Treasury Notes 5 yr. Futures	147	$15,444	3/30/07	$(73,063)
Short: U.S. Treasury Bond Futures	(358)	(39,895)	3/21/07	702,531
U.S. Treasury Notes 10 yr. Futures	(51)	(5,481)	3/21/07	58,969
				$688,437

(2) Transactions in options written for the period ended December 31, 2006:

	Contracts	Premiums
Options outstanding, September 30, 2006	62	$11,423
Options written	50	20,931
Options expired	(62)	(11,423)
Options outstanding, December 31, 2006	50	$20,931

Item 2.    Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

Prior to reaching this conclusion, the principal officers had become aware of matters relating to the Registrant’s participation in certain inverse floater structures that required enhancements to certain controls. The Registrant’s management determined that controls relating to the review and analysis of relevant terms and conditions of certain transfers of securities under the provisions of Statement of Financial Accounting Standards No. 140 ‘‘Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities’’ (‘‘SFAS 140’’) were not effective.

The Registrant’s Management is taking such further actions as are necessary to revise its disclosure controls and procedures in order to increase the effectiveness of these controls with respect to the accounting treatment of transfers of certain inverse floater transactions.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses. However, as disclosed above, subsequent to December 31, 2006, the Registrant enhanced controls related to the accounting treatment of transfers of certain inverse floater transactions.

Item 3.    Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund III
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 1, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 1, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 1, 2007